Share-based compensation (Details 1) - $ / shares			1 Months Ended
	Aug. 07, 2012	Feb. 08, 2010	Dec. 28, 2010
Fair value per share	$ 4.20	$ 3.02
Exercise price	$ 4.03	$ 3.20
Risk-free interest rate	1.72%	3.62%
Dividend yield
Weighted-average fair value per option granted	$ 2.34	$ 3.60
Expected volatility	53.00%	60.00%
Expected terms	10 years	10 years
Vesting Period Three [Member]
Fair value per share			$ 10.16
Exercise price			$ 10.20
Risk-free interest rate			3.58%
Dividend yield
Weighted-average fair value per option granted			$ 5.08
Expected volatility			69.00%
Expected terms			10 years
Vestig Period Four [Member]
Fair value per share			$ 10.16
Exercise price			$ 10.20
Risk-free interest rate			3.58%
Dividend yield
Weighted-average fair value per option granted			$ 5.36
Expected volatility			69.00%
Expected terms			10 years